As filed with the U.S.  Securities and Exchange Commission on March 8, 2012

Registration No.:  333-177342

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U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 1	[X]
(Check appropriate box or boxes)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (626) 914-7363

Elaine E. Richards, Esq.

U.S. Bancorp Fund Services, LLC
2020 E. Financial Way, Suite 100
Glendora, CA  91741
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:	Shares of common stock, no par value per share, of the Brown Advisory Small-Cap Fundamental Value Fund
EXPLANATORY NOTE
This Post-Effective Amendment No. 1 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) on Form N-14 hereby incorporates Part A and Part B from the Trust’s filing of the definitive combined proxy statement/prospectus and statement of additional information pursuant to Rule 497(c) filed on December 7, 2011.  This Post-Effective Amendment No. 1 is being filed to add the final tax opinion as an Exhibit to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15.    Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 16.            Exhibits

Exhibit No.	Exhibit
(1)(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolio’s (the “Trust”) Registration Statement on Form N-1A (File No. 33-12213), filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(2)
Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on February 18, 2003.

(3)	Not Applicable.
(4)	Form of Agreement and Plan of Reorganization is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on November 30, 2011.
(5)	Instruments Defining Rights of Security Holders are incorporated by reference to the Registrant’s Amended and Restated Declaration of Trust and the Registrant’s Amended and Restated Bylaws.
(6)(a)
Investment Advisory Agreement dated April 12, 2010, between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on April 12, 2010.

(6)(b)
Appendix A dated August 9, 2011 to Investment Advisory Agreement between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated, is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on September 30, 2011.

Part C-1

Exhibit No.	Exhibit
(7)(a)
Distribution Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Mutual Funds, Brown Advisory Funds, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on April 12, 2010.

(7)(b)
First Amendment dated March 8, 2010 to the Distribution Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Mutual Funds, Brown Advisory Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on April 12, 2010.

(8)	Not Applicable.
(9)(a)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on October 13, 2006.

(9)(b)
Amendment to Custodian Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on April 12, 2010.

(10)(a)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on September 30, 2011

(10)(b)
Rule 18f-3 Plan dated August 9, 2011 by the Trust on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on September 30, 2011.

(11)
Opinion and Consent regarding the validity of shares to be issued by the Registrant is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed with the SEC on November 30, 2011.

(12)	Opinion and Consent of Paul Hastings LLP regarding certain tax matters – Filed herewith
(13)(a)
Amendment to Fund Administration Servicing Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on April 12, 2010.

(13)(b)
Amendment to Fund Accounting Servicing Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on April 12, 2010.

(13)(c)
Amendment to Transfer Agent Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on April 12, 2010.

(13)(d)
Operating Expense Limitation Agreement dated April 12, 2010 between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on April 12, 2010.

(13)(e)
Appendix A dated August 9, 2011 to the Operating Expense Limitation Agreement between the Trust, on behalf of the Brown Advisory Funds and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on September 30, 2011.

(14)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – Not Applicable.
(15)	Not Applicable.

Part C-2

Exhibit No.	Exhibit
(16)(a)
Power of Attorney for Dorothy Berry dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on March 31, 2010.

(16)(b)
Power of Attorney for Wallace Cook dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on March 31, 2010.

(16)(c)
Power of Attorney for Eric Falkeis dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on March 31, 2010.

(16)(d)
Power of Attorney for Carl Froebel dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on March 31, 2010.

(16)(e)
Power of Attorney for Steve Paggioli dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on March 31, 2010.

(16)(g)
Power of Attorney for Patrick Rudnick dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on March 31, 2010.

(17)(a)
Prospectus of the Brown Advisory Small Companies Fund dated October 31, 2011 was previously filed with the Trust’s Post-Effective Amendment No. 425 to its Registration Statement on Form N-1A (File No. 33-12213) with the SEC on October 31, 2011, and is incorporated by reference.

(17)(b)
Statement of Additional Information of the Brown Advisory Small Companies Fund dated October 31, 2011 was previously filed with the Trust’s Post-Effective Amendment No. 425 to its Registration Statement on Form N-1A (File No. 33-12213) with the SEC on October 31, 2011, and is incorporated by reference.

(17)(c)
The Annual Report to Shareholders the Brown Advisory Small Companies Fund and the Brown Advisory Fundamental Value Fund for the Fiscal Year Ended June 30, 2011 was previously filed on the Trust’s Form N-CSR with the SEC on September 8, 2011, and is incorporated by reference.

(17)(d)
Prospectus of the Brown Advisory Fundamental Value Fund dated October 31, 2011 was previously filed with the Trust’s Post-Effective Amendment No. 425 to its Registration Statement on Form N-1A (File No. 33-12213) with the SEC on October 31, 2011, and is incorporated by reference.

(17)(e)
Statement of Additional Information of the Brown Advisory Fundamental Value Fund dated October 31, 2011 was previously filed with the Trust’s Post-Effective Amendment No. 425 to its Registration Statement on Form N-1A (File No. 33-12213) with the SEC on October 31, 2011, and is incorporated by reference.

Item 17.             Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

Part C-3

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf in the City of Glendora and State of California on the 8th day of March 2012.

                Professionally Managed Portfolios

                By: Eric W. Falkeis*
               Eric W. Falkeis
               President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on March 8, 2012, by the following persons in the capacities indicated:

Signature	Title	Date

Steven J. Paggioli*	Trustee	March 8, 2012
Steven J. Paggioli

Dorothy A. Berry*	Trustee	March 8, 2012
Dorothy A. Berry

Wallace L. Cook*	Trustee	March 8, 2012
Wallace L. Cook

Carl A. Froebel*	Trustee	March 8, 2012
Carl A. Froebel

Eric W. Falkeis*	Trustee and President	March 8, 2012
Eric W. Falkeis

Patrick J. Rudnick*	Treasurer and Principal	March 8, 2012
Patrick J. Rudnick	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		March 8, 2012
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

C-4

INDEX TO EXHIBITS

Exhibit Number	Description

(12)	Opinion and Consent of Paul Hastings LLP regarding certain tax matters

C-5